RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9 – RELATED PARTY TRANSACTIONS

At June 30, 2013 and December 31, 2012, accounts payable and accrued expenses and other current liabilities includes $9,137 and $2,000 respectively due to officers and directors of the Company.
NOTE 9 – RELATED PARTY TRANSACTIONS At December 31, 2012 and 2011, accounts payable includes $2,000 and $15,542 respectively due to officers and directors of the Company.